Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
NOTE 6 -	INTANGIBLE ASSETS:

a.	Composition:

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	during	at end	December 31,
2019:	of year	the year	the year	of year	of year	the year	the year	of year	2019
	U.S. dollar in thousands
Technology	2,263	4,651	(1,955)	4,959	1,469	808	(1,685)	592	4,367
Customer relations	38	259	(38)	259	36	21	(38)	19	240
Goodwill	523	7,356	(1,002)	6,877	-	-	-	-	6,877
	2,824	12,266	(2,995)	12,095	1,505	829	(1,723)	611	11,484

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	during	at end	December 31,
2018:	of year	the year	the year	of year	of year	the year	the year	of year	2018
	U.S. dollar in thousands
Technology	1,955	308	-	2,263	1,199	270	-	1,469	794
Customer relations	38	-	-	38	30	6	-	36	2
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	308	-	2,824	1,229	276	-	1,505	1,319

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	during	at end	December 31,
2017:	of year	the year	the year	of year	of year	the year	the year	of year	2017
	U.S. dollar in thousands
Technology	1,955	-	-	1,955	954	245	-	1,199	756
Customer relations	38	-	-	38	24	6	-	30	8
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	-	-	2,516	978	251	-	1,229	1,287

b.	Testing of goodwill impairment:

As required by IAS 36 Impairment of Assets, the Company performed a goodwill impairment testing as of December 31, 2019 for each of its CGU's, which are based on the Company's operating segments: cyber security business and proxy services business (following NetNut acquisition at June 12, 2019).

The indicators for the quantitative assessment for goodwill impairment for the proxy services business included a decrease in forecasted operating results. For the purpose of the goodwill impairment testing of the proxy services business, the recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a six-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the six-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth rate of the proxy services business. As a result of the impairment test, the Company recognized an impairment loss of $479 thousand related to the proxy services business. As of December 31, 2019, goodwill of the proxy services business amounts to $6,877 thousand.

The key assumptions used as part purpose of the goodwill impairment testing of the proxy services business are terminal growth rate of 2%, after-tax discount rate of 20.5% and pre-tax discount rate of 22.8%

A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use of the proxy services business by approximately $300 thousand and $711 thousand, respectively, and could trigger a potential impairment of its goodwill.

For the purpose of the goodwill impairment testing of the cyber security business, the recoverable amount was assessed by management based on financial performance and future strategies considering current and expected market and economic conditions. As a result of the impairment test, the Company recognized an impairment loss of $523 thousand related to the cyber security business. As a result, the entire balance of goodwill related to this operating segment was written-off.

As of December 31, 2018 and 2017, the Company performed a goodwill impairment test for its single CGU. For the purpose of the goodwill impairment test, the recoverable amount was calculated based on its fair value less cost to sell of Company's share. As of December 31, 2018 and 2017, the recoverable amount exceeded the Company's equity and therefore no goodwill impairment existed.

c.	Intangible assets purchase:

1.	On July 2, 2018, Safe-T completed the purchase of the intellectual property of CyKick Labs Ltd. ("CyKick") and the assumption of a royalty liability to the IIA, in consideration of $236 thousand, allocated on a relative basis to the purchased technology ($308 thousand) and IIA liability ($72 thousand). The purchased technology is aimed to recognize hostile attacks on online services through the identification of the users' anomalous behaviour. The amortization is classified to cost of revenues and is calculated for 6 years using the straight-line method over the technology's useful life. For further details see Note 10(b).

2.	On June 12, 2019, the Company completed the acquisition of NetNut, and certain assets required for NetNut's operations. The intangible assets included are: technology and customer supplier which are amortized over 5 years and classified to cost of revenues, and customer relations which are amortized over 7.5 years and classified to sales and marketing expenses. For further details, see Note 16.